LOANS AND LEASES (Details 7) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Feb. 18, 2009
Balance as of January 1, 2009	64	0
Accretion into interest income		144	(144)
Accretion into interest income	(64)	(80)
Balance as of December 31, 2009	0	64